Segment Data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]
Net sales of orthopaedic products by product line and information by geographic region are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
OrthoRecon
Hip	$173,201	$176,687	$167,869
Knees	123,988	128,854	122,178
Other	5,005	4,943	5,732
Total OrthoRecon	302,194	310,484	295,779

Extremities
Foot and Ankle	107,734	97,971	79,532
Upper Extremity	27,742	26,519	27,843
Biologics	69,409	79,231	79,120
Other	5,868	4,768	5,234
Total Extremities	210,753	208,489	191,729

Total Sales	$512,947	$518,973	$487,508

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Selected financial information related to our segments is presented below for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year ended December 31, 2011
	OrthoRecon	Extremities	Corporate	Total
Sales	$302,194	$210,753	$—	$512,947
Depreciation expense	26,070	10,876	3,281	40,227
Amortization expense	458	2,412	—	2,870
Segment operating income	60,895	46,989	(49,139)	58,745
Other:
Non-cash, stock-based compensation				(9,108)
DPA related				(12,920)
Restructuring charges				(16,876)
Employment matters				(2,017)
Product liability provision				(13,199)
Inventory step-up amortization				(32)
Operating income				4,593
Interest expense, net				6,529
Other expense, net				4,719
(Loss) Income before taxes				$(6,655)
Capital expenditures	$19,031	$12,926	$15,000	$46,957
Total Assets	$303,018	$191,718	$259,844	$754,580

	Year ended December 31, 2010
	OrthoRecon	Extremities	Corporate	Total
Sales	$310,484	$208,489	$—	$518,973
Depreciation expense	24,793	8,723	2,043	35,559
Amortization expense	313	2,398	—	2,711
Segment operating income	55,295	44,700	(37,823)	62,172
Other:
Non-cash, stock-based compensation				(13,177)
DPA related				(10,902)
Restructuring charges				(919)
Operating income				37,174
Interest expense, net				6,123
Other expense, net				130
Income before taxes				$30,921
Capital expenditures	$27,492	$12,846	$8,700	$49,038
Total Assets	$306,245	$180,868	$268,126	$755,239

	Year ended December 31, 2009
	OrthoRecon	Extremities	Corporate	Total
Sales	$295,779	$191,729	$—	$487,508
Depreciation expense	23,236	7,735	1,746	32,717
Amortization expense	2,909	2,242	—	5,151
Segment operating income	37,459	50,087	(33,366)	54,180
Other:
Non-cash, stock-based compensation				(13,191)
DPA related				(7,845)
Restructuring charges				(3,544)
Write-down of international receivable				(5,579)
Inventory step-up amortization				(70)
Operating income				23,951
Interest expense, net				5,466
Other expense, net				2,873
Income before taxes				$15,612
Capital expenditures	$22,574	$9,925	$4,691	$37,190

Net Sales and Operating Income by Product Line and Information by Geographic Region

	Year Ended December 31,
	2011	2010	2009
Net sales by geographic region:
United States	$295,944	$309,983	$299,587
Europe	100,739	102,431	102,379
Other	116,264	106,559	85,542
Total	$512,947	$518,973	$487,508

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

	December 31,
	2011	2010
Long-lived assets:
United States	$131,745	$129,450
Europe	12,226	12,383
Other	16,313	16,414
Total	$160,284	$158,247